Deferred Income and Contract Liabilities - Summary of Deferred income and Contract Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accruals and deferred income including contract liabilities [abstract]
Deferred revenues	$ 96,803	$ 112,161
Total deferred income and contract liabilities	$ 96,803	$ 112,161